CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 8,316	$ 29,388
Accounts receivable, trade	471	753
Inventories	2,581	3,704
Prepaid expenses (of $1,274 and $920 as of December 31, 2016 and 2015, respectively) and other assets	2,507	1,069
Restricted cash, current (Note 7)	9,000	0
Total current assets	22,875	34,914
FIXED ASSETS:
Vessels (Note 5)	286,991	421,903
Accumulated depreciation (Note 5)	(46,639)	(37,354)
Vessels' net book value (Note 5)	240,352	384,549
Property and equipment, net	946	987
Total fixed assets	241,298	385,536
Deferred charges, net	2,358	2,475
Restricted cash, non-current (Note7)	0	9,000
Prepaid charter revenue (Note 6)	0	3,798
Total assets	266,531	435,723
CURRENT LIABILITIES:
Current portion of long-term bank debt, net of unamortized deferred financing costs (Note 7)	127,129	14,897
Related party financing, current (Note 4)	0	5,000
Accounts payable, trade and other	1,471	2,707
Due to related parties, current (Note 4)	105	105
Accrued liabilities	1,050	1,341
Deferred revenue	108	647
Total current liabilities	129,863	24,697
Long-term portion of bank debt, net of unamortized deferred financing costs (Note 7)	0	127,781
Related party financing, non-current (Note 4)	45,617	43,950
Other liabilities, non-current	171	121
Commitments and contingencies (Note 8)	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 25,000,000 shares authorized, none issued	0	0
Common stock, $0.01 par value; 500,000,000 shares authorized; 9,361,274 and 9,236,285 issued and outstanding as at December 31, 2016 and 2015, respectively (Note 9)	94	92
Additional paid-in capital (Note 9)	374,881	373,764
Other comprehensive income / (loss)	(20)	5
Accumulated deficit	(284,075)	(134,687)
Total stockholders' equity	90,880	239,174
Total liabilities and stockholders' equity	$ 266,531	$ 435,723